Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	ATA Inc.
Entity Central Index Key	0001420529
Document Type	20-F
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	45,962,376
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD USD ($)
Current assets:
Cash	257,167,696	268,058,194	$ 40,836,474
Accounts receivable, net	81,844,571	47,051,596	12,996,359
Inventories	374,382	344,909	59,449
Prepaid expenses and other current assets	15,682,735	10,036,345	2,490,312
Total current assets	355,069,384	325,491,044	56,382,594
Property and equipment, net	59,890,306	63,040,178	9,510,172
Goodwill	23,422,850	23,422,850	3,719,389
Intangible assets, net	17,597,266	20,356,104	2,794,326
Other assets	4,740,321	3,136,860	752,729
Total assets	460,720,127	435,447,036	73,159,210
Current liabilities:
Accrued expenses and other payables	63,732,421	48,346,969	10,120,273
Deferred revenues	27,333,088	19,100,619	4,340,308
Total current liabilities	91,065,509	67,447,588	14,460,581
Deferred revenues	3,100,116	3,823,601	492,277
Deferred income tax liabilities	139,931	112,847	22,220
Total liabilities	94,305,556	71,384,036	14,975,078
Shareholders' equity:
Common shares: Par value: USD0.01, authorized: 500,000,000 shares Issued: 44,902,416 and 45,962,376 shares as of March 31, 2011 and 2012, respectively Outstanding: 44,596,416 and 44,815,626 shares as of March 31, 2011 and 2012, respectively	3,442,803	3,428,840	546,694
Receivable from shareholders		(1,035,796)
Additional paid-in capital	440,832,695	491,585,143	70,001,222
Accumulated other comprehensive loss	(26,004,399)	(22,217,189)	(4,129,322)
Accumulated deficit	(51,856,528)	(107,697,998)	(8,234,462)
Total shareholders' equity	366,414,571	364,063,000	58,184,132
Commitments and contingencies
Total liabilities and shareholders' equity	460,720,127	435,447,036	$ 73,159,210

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Consolidated Balance Sheets
Common shares, Par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, Authorized shares	500,000,000	500,000,000
Common shares, Issued shares	45,962,376	44,902,416
Common shares, Outstanding shares	44,815,626	44,596,416

Consolidated Statements of Operations	12 Months Ended
	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2012 USD USD ($)
Net revenues
Product	788,062	478,468	2,811,626	$ 125,139
Service	351,297,498	303,425,343	242,219,917	55,783,644
Total net revenues	352,085,560	303,903,811	245,031,543	55,908,783
Cost of revenues	158,818,041	149,216,172	129,535,003	25,219,220
Gross profit	193,267,519	154,687,639	115,496,540	30,689,563
Operating expenses:
Research and development	18,402,166	22,756,340	22,708,310	2,922,138
Sales and marketing	46,345,286	54,382,019	38,951,021	7,359,315
General and administrative	61,683,088	54,421,441	56,839,498	9,794,854
Provision for doubtful accounts	2,350,990	2,235,627	27,052,862	373,321
Total operating expenses	128,781,530	133,795,427	145,551,691	20,449,628
Income (loss) from operations	64,485,989	20,892,212	(30,055,151)	10,239,935
Interest income	2,061,020	1,035,607	731,181	327,276
Foreign currency exchange gains (losses), net	3,633,543	1,138,484	(283,875)	576,982
Earnings (loss) before income taxes	70,180,552	23,066,303	(29,607,845)	11,144,193
Income tax expense	14,339,082	3,312,287	5,742,146	2,276,949
Net income (loss)	55,841,470	19,754,016	(35,349,991)	$ 8,867,244
Basic earnings (loss) per common share (in CNY and dollars per share)	1.22	0.44	(0.79)	$ 0.19
Diluted earnings (loss) per common share (in CNY and dollars per share)	1.19	0.44	(0.79)	$ 0.19

Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss)	Total CNY	Common shares CNY	Treasury shares CNY	Receivable from shareholders CNY	Additional paid-in capital CNY	Accumulated other comprehensive loss CNY	Accumulated deficit CNY	Comprehensive income (loss) CNY	USD USD ($)	USD Common shares USD ($)	USD Additional paid-in capital USD ($)	USD Accumulated other comprehensive loss USD ($)	USD Accumulated deficit USD ($)	USD Comprehensive income (loss) USD ($)
Balance at Mar. 31, 2009	380,240,784	3,503,619	(10,126,861)	(5,226,173)	500,350,068	(16,157,846)	(92,102,023)
Balance (in shares) at Mar. 31, 2009		45,675,514
Increase (Decrease) in Stockholders' Equity
Share-based compensation (Note 11)	4,424,538				4,424,538
Share-based compensation for share options modified (Note 11)	869,859				869,859
Share-based compensation for shares transferred from a principal shareholder to an officer (Note 11)	2,201,321				2,201,321
Repurchase of common shares (Note 12)	(11,896,328)		(11,896,328)
Repayment from shareholders (Note 11)	5,226,173			5,226,173
Retirement of treasury shares (Note 12)		(84,910)	22,023,189		(21,938,279)
Retirement of treasury shares (Note 12) (in shares)		(1,233,752)
Net income (loss)	(35,349,991)						(35,349,991)	(35,349,991)
Foreign currency translation adjustment, net of nil tax	(241,488)					(241,488)		(241,488)
Comprehensive income (loss)								(35,591,479)
Balance at Mar. 31, 2010	345,474,868	3,418,709			485,907,507	(16,399,334)	(127,452,014)
Balance (in shares) at Mar. 31, 2010		44,441,762
Increase (Decrease) in Stockholders' Equity
Share-based compensation (Note 11)	4,651,971				4,651,971
Exercise of common share option and issuance of common shares		10,131		(1,035,796)	1,025,665
Exercise of common share option and issuance of common shares (in shares)		154,654
Net income (loss)	19,754,016						19,754,016	19,754,016
Foreign currency translation adjustment, net of nil tax	(5,817,855)					(5,817,855)		(5,817,855)
Comprehensive income (loss)								13,936,161
Balance at Mar. 31, 2011	364,063,000	3,428,840		(1,035,796)	491,585,143	(22,217,189)	(107,697,998)
Balance (in shares) at Mar. 31, 2011	44,596,416	44,596,416
Increase (Decrease) in Stockholders' Equity
Share-based compensation (Note 11)	12,264,397				12,264,397
Exercise of common share option and issuance of common shares	631,844	13,963			617,881
Exercise of common share option and issuance of common shares (in shares)		219,210
Repayment from shareholders (Note 11)	1,035,796			1,035,796
Special cash dividend(Note 13)	(63,634,726)				(63,634,726)
Net income (loss)	55,841,470						55,841,470	55,841,470	8,867,244
Foreign currency translation adjustment, net of nil tax	(3,787,210)					(3,787,210)		(3,787,210)
Comprehensive income (loss)								52,054,260						8,265,861
Balance at Mar. 31, 2012	366,414,571	3,442,803			440,832,695	(26,004,399)	(51,856,528)		$ 58,184,132	$ 546,694	$ 70,001,222	$ (4,129,322)	$ (8,234,462)
Balance (in shares) at Mar. 31, 2012	44,815,626	44,815,626

Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2012 USD USD ($)
Cash flows from operating activities:
Net income (loss)	55,841,470	19,754,016	(35,349,991)	$ 8,867,244
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Unrealized foreign currency exchange loss (gain)	(857,940)	(1,778,813)	89,294	(136,235)
Provision for doubtful accounts	2,350,990	2,235,627	27,052,862	373,321
Write-off of prepayments			5,478,250
Write-down of inventories		2,033,211	85,897
Depreciation and amortization	11,278,264	13,635,560	12,750,481	1,790,911
Loss from disposal of property and equipment	4,067	125,893		646
Share-based compensation	12,264,397	4,651,971	7,495,718	1,947,503
Deferred income tax benefit (expense)	1,149,668	(3,891,524)	(287,906)	182,559
Changes in operating assets and liabilities:
Accounts receivable	(37,143,965)	33,330,718	(38,876,128)	(5,898,208)
Income tax payable (receivable)	(3,831,623)	2,276,045	(3,789,803)	(608,436)
Inventories	(29,473)	(262,900)	86,143	(4,680)
Prepaid expenses and other current assets	(1,971,939)	1,149,849	1,200,882	(313,130)
Other assets	(1,465,719)		(326,147)	(232,746)
Accrued expenses and other payables	14,255,685	(3,856,480)	11,778,603	2,263,706
Deferred revenues	7,508,984	(7,304,694)	(15,353,375)	1,192,375
Net cash provided by (used in) operating activities	59,352,866	62,098,479	(27,965,220)	9,424,830
Cash flows from investing activities :
Cash paid for property and equipment	(5,367,648)	(3,875,495)	(59,357,111)	(852,345)
Cash receipt from property and equipment disposal	20,640			3,277
Payment for JDX acquisition			(2,305,553)
Net cash used in investing activities	(5,347,008)	(3,875,495)	(61,662,664)	(849,068)
Cash flows from financing activities :
Proceeds from exercise of share options	631,844			100,333
Cash paid for repurchase of common shares			(11,896,328)
Collection of receivable from shareholders	1,035,796		5,226,173	164,477
Special cash dividend	(63,634,726)			(10,104,760)
Net cash used in financing activities	(61,967,086)		(6,670,155)	(9,839,950)
Effect of foreign exchange rate changes on cash	(2,929,270)	(4,039,042)	(330,780)	(465,149)
Net increase(decrease) in cash	(10,890,498)	54,183,942	(96,628,819)	(1,729,337)
Cash at beginning of year	268,058,194	213,874,252	310,503,071	42,565,811
Cash at end of year	257,167,696	268,058,194	213,874,252	40,836,474
Supplemental disclosures of cash flow information :
Net cash paid for income tax	17,021,037	4,927,766	9,819,855	2,702,824
Non-cash investing and financing activities:
Acquisition of property and equipment included in accrued expenses and other payables	349,090	322,477	574,892	55,433
Deposit included in other assets applied to the acquisition of property and equipment			400,000
Receivable from shareholders for exercise of common share options		1,035,796

DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS	12 Months Ended
Mar. 31, 2012
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(1)              DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

Description of Business and Organization

ATA Inc. (the “Company”), through its wholly-owned subsidiaries, ATA Testing Authority (Holdings) Limited (“ATA BVI”), ATA Testing Authority (Beijing) Limited (“ATA Testing”), Beijing JinDiXin Software Technology Limited (“Beijing JDX”), ATA Learning (Beijing) Inc. (“ATA Learning”), and its consolidated variable interest entity (“VIE”), ATA Online (Beijing) Education Technology Limited (“ATA Online”) (collectively, referred to as the “Group”), provides computer-based testing services, test-based educational services, test preparation and training solutions and other related services in the People’s Republic of China (the “PRC”).

Significant Concentrations and Risks

The Group is subject to the following significant concentration and risks:

Country risk

The Group is subject to special risks associated with the PRC. These include risks associated with, among others, the political, economic, legal and social environment in the PRC, including the relative difficulty of protecting and enforcing intellectual property rights in the PRC. The interpretation and application of current or proposed requirements and regulations may have an adverse effect on the Group’s business, financial condition and results of operations. In addition, the ability to negotiate and implement specific business development projects in a timely and favorable manner may be impacted by political considerations unrelated to or beyond the control of the Group. Although the PRC government has been pursuing economic reform policies for almost three decades, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered. Any change in PRC government policies and regulations affecting the education and testing service industry may have a negative impact on the Group’s operating results and financial condition.

Revenue concentration

For the years ended March 31, 2010, 2011 and 2012, RMB157.0 million, RMB209.3 million and RMB240.7 million, representing 64.1%, 68.9% and 68.4% of the Group’s net revenues, respectively, were generated from service fees from Chinese government controlled entities including governmental agencies, educational institutions and industry associations controlled by the PRC government. The demand for the Group’s products and services by these agencies, institutions and associations are affected by government budgetary cycles, funding availability and government policies. Funding reductions, reallocations or delays could adversely impact demand for the Group’s products and services or reduce the fees these customers are willing to pay for the Group’s products and services.

Net revenues from customers that individually exceeded 10% of the Group’s net revenues are as follows:

	Year Ended March 31,
	2010		2011		2012
	RMB	%	RMB	%	RMB	%

Securities Association of China	82,242,555	33.6%	115,742,065	38.1%	131,404,013	37.3%
China Banking Association	49,453,256	20.2%	51,681,348	17.0%	36,971,719	10.5%

Accounts receivable, net from customers, that individually exceeded 10% of the Group’s accounts receivable are as follows:

	March 31,
	2011		2012
	RMB	%	RMB	%
Securities Association of China	27,068,913	57.5%	25,579,897	31.3%
China Customs Education and Training Center	—	—	9,863,856	12.1%

Concentration of cash balances held at financial institutions

Cash balances include deposits in:

	March 31,
	2011	2012
	RMB	RMB
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	151,227,768	208,631,163
— Denominated in United Stated Dollars (“USD”)	—	719

Total cash balances held at mainland PRC financial institutions	151,227,768	208,631,882

Financial institutions in HKSAR of the PRC
— Denominated in RMB	112,427,149	45,917,908
— Denominated in Hong Kong Dollar	13,799	437,435
— Denominated in USD	4,377,746	2,177,482

Total cash balances held at HKSAR financial institutions	116,818,694	48,532,825

Total cash balances held at financial institutions	268,046,462	257,164,707

Management believes these financial institutions have high credit ratings. Cash denominated in currencies other than functional currency is subject to foreign currency risk due to the appreciation or depreciation of the RMB under the current exchange rate regime in the PRC and Hong Kong Special Administrative Region (“HKSAR”).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(2)                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)                 Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIE which the Group is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

(b)                 Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c)                  Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include the fair values of share-based payments, the collectibility of accounts receivable, the realizability of deferred income tax assets, the useful lives and residual values of long-lived assets, the recoverability of the carrying values of long-lived assets and goodwill, realizable value of inventories and with respect to revenue recognition, the expected service period for course programs and the expected licensing period for perpetual license. Actual results could differ from those estimates.

(d)                 Foreign currency translation and risks

The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.

The Company and ATA BVI’s functional currency is the USD. The functional currency of the Company’s PRC subsidiaries and VIE is the RMB.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of operations in the line item “Foreign currency exchange gains (losses), net.”

Assets and liabilities of the Company and ATA BVI are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive income (losses) within shareholders’ equity.

For the convenience of the readers, the 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.00 = RMB6.2975, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of March 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on March 31, 2012.

(e)                  Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

(f)                    Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

·                        Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

·                        Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

·                        Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Group did not have any nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis as of March 31, 2011 and 2012.

The Company’s financial instruments consist of cash, accounts receivable, advances to third parties, employees and suppliers, which are included in the prepaid expenses and other current assets, other assets excluding deferred income tax assets, and accrued expenses and other payables, all of which have a carrying amount that approximate fair value because of the short maturity of these instruments.

(g)                 Revenue recognition

The Group’s revenues are principally derived from the provision of testing services, test-based educational services and test preparation solutions. The Group recognizes revenues when all of the following have occurred:

·                        persuasive evidence of an agreement with the customer exists;

·                        services have been performed and/or delivery of goods has occurred;

·                        the fees for services performed and/or price of goods sold are fixed or determinable; and

·                        collectibility of the fees and/or sales proceeds is reasonably assured.

The application of the above criteria for revenue recognition for each type of service or product is as follows:

i)                       Testing services

Fees for testing services are recognized upon the completion of the exam by the test taker since the Group has no significant future involvement after the completion of the examination. Fees received in advance of test delivery are recorded as deferred revenue.

ii)                    Test preparation and training solutions

The Group derives test preparation and training solutions revenues from online test preparation and training service and online training platform development and maintenance service.

a)             Online test preparation and training service fees

The Group sells online training to end users directly or through distributors on a consignment basis. The online training entitles end users to access online test preparation and training services during a specified service period, which normally ranges between 90 to 180 days from activation.

Online training revenue is recognized on a straight-line basis over the service period commencing at the point of time the online training is activated. If the online training sold to end users is not activated before the expiration date, related online service revenue is recognized on the expiration date. For online training granted with fixed online hours, the Group compares the revenue recognized to the actual completion status, and makes any revenue adjustments to reflect the actual completion status.

The Group is not contractually obligated to accept, nor has the Group historically accepted, returns from end users.

b)             Online training platform development and maintenance service fees

The Group develops online training platform based on customer’s requirements and provides maintenance services during the contract period. The online training platform enables end users to participate online training courses.

Fees from online training platform development and maintenance service are recognized, when the platform has been delivered, collectibility is reasonably assured, and on a straight-line basis over the contractual period.

iii)                 Other revenue

a)             Test-based educational services

Fees from educational institutions for degree major course programs are recognized, when collectibility is reasonably assured, on a straight-line basis over the contractual period , which typically starts in the month of September and ends in the month of June or August of the following year, or 10 to 12 months.

Fees from educational institutions for single course programs are recognized on a straight-line basis over the expected service period or the contractual period, whichever is longer. At the end of each reporting period upon the closing of the Group’s financial records, the Group compares the revenue recognized at the onset of the contracts to the actual completion status of each contract, on a contract by contract basis, and makes any revenue adjustments to reflect the actual completion status.

Fees are not refundable if the student fails to complete one or more of the courses or the entire degree major course programs or fails any of the exams.

b)             Licensing fees from authorized test centers

The Group receives a fixed fee for a perpetual license or an initial fee plus continuing annual fees for renewable annual licenses that provide authorized test centers the right to use the Group’s brand name and E-testing platform.

The Group is obligated to provide ongoing technical support and unspecific system upgrades; and to provide training to authorized test centers’ staff. Initial fees for renewable annual license and fixed fees for perpetual licenses are recognized on a straight-line basis over the expected licensing period of 10 years, which is the period the Group is expected to have continuing involvement with the authorized test centers. Management estimates the expected licensing period based on its historical retention experience, factoring in the expected level of future competition, the risk of technological obsolescence, technological innovation, and the expected changes in the education training environment.

c)                Test development services

Test development service fees are recognized upon the acceptance of the developed tests by the customer. The period to develop the tests is short, generally within two to six months from commencement of development.

d)             Test administration software products

Test administration software products sales are recognized upon delivery and when collectibility is reasonably assured.

iv)                Business tax

Revenue is recorded, net of business tax. Business tax is levied on the Group’s service-related revenues generated in the PRC at 5%.

(h)                 Cost of revenues

Cost of revenues consists primarily of cost of test monitoring, royalty fees for IT vendors and test sponsor licensing arrangements, cost of inventories, payroll compensation, technical support, and other related costs, which are directly attributable to the rendering of services and delivery of goods.

The test monitoring costs are recognized upon completion of examinations primarily based on actual number of test takers. Royalty fees are recognized as cost of revenues based on actual usage according to contract provisions. During the years ended March 31, 2010, 2011 and 2012, test monitoring costs of RMB 63,919,228, RMB 85,375,463 and RMB 88,232,358 respectively, and royalty fees from IT vendors and test sponsor licensing arrangements of RMB 21,882,555, RMB 17,561,272 and RMB 22,032,654 respectively, were charged to the consolidated statements of operations as cost of revenues.

(i)                    Research and development costs

Research and development costs primarily consist of software developed for internal use and software developed for sale.

i)                      Software developed for internal use

The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for any of the periods presented.

ii)                  Software developed for sale

Costs incurred internally in researching and developing a computer software product are charged to expense as research and development costs prior to technological feasibility being established for the product. Once technological feasibility is established, all computer software costs are capitalized until the product is available for general release to customers. Technological feasibility is established upon completion of all the activities that are necessary to substantiate that the computer software product can be produced in accordance with its design specifications, including functions, features, and technical performance requirements. No costs were capitalized for any of periods presented.

(j)                    Income taxes

Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carryforwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of operations.

(k)                 Share-based payment

The Group measures the cost of employee share options or similar equity instruments based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. When there is a modification of the terms and conditions of an award of equity instruments, the Company measures the pre-modification and post-modification fair value of the equity instruments as of the modification date and recognizes the incremental value as compensation cost over the remaining service period.

(l)                    Cash

Cash consists of cash on hand and cash in banks. None of the Group’s cash is restricted from withdrawal.

(m)              Accounts receivable

Accounts receivable include amounts billed at the invoiced amount.

The allowance for doubtful accounts is the management’s best estimate of the amount of probable credit losses resulting from the inability of the Group’s customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts, aging data and historical collection pattern. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(n)                 Inventories

Inventories include textbooks, exam papers and low value consumables. Inventories are stated at the lower of cost or market value. Cost is determined using the first-in, first-out method. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value based on historical and forecasted demand. Provisions to write-down the carrying amount of obsolete inventory to its estimated net realizable value amounted to of RMB85,897, RMB2,033,211 and RMB nil for the years ended March 31, 2010, 2011 and 2012, respectively, and were recorded as cost of revenues in the consolidated statements of operations.

(o)                 Property and equipment, net

Property and equipment is stated at historical cost.

Depreciation and amortization is recognized over the following useful lives on the straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	5 years
Furniture, fixtures and office equipment	5 years
Software	3 to 5 years
Motor vehicles	5 years
Leasehold improvements	the shorter of the lease terms or 5 years

(p)                 Intangible assets

Intangible assets acquired are initially recognized and measured at fair value and are amortized on a straight-line basis over their respective estimated useful lives, which range from 3 to 12 years. The Company has no intangible assets with indefinite useful lives.

(q)                 Impairment of long-lived assets, excluding goodwill

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment of long-lived assets was recognized for any of the periods presented.

(r)                   Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the entity must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Company performs its annual impairment review of goodwill at March 31, and when a triggering event occurs between annual impairment tests. No impairment loss was recorded for any of the periods presented.

(s)                   Employee benefit plans

As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended March 31, 2010, 2011 and 2012 is allocated to the following expense items:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	3,236,060	3,461,455	3,847,873
Research and development	2,685,212	3,553,612	3,694,142
Sales and marketing	3,282,329	3,649,029	3,551,100
General and administrative	2,065,290	2,109,344	2,206,793
Total employee benefit expenses	11,268,891	12,773,440	13,299,908

(t)            Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) by the weighted average number of common shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights in undistributed earnings. The Company’s nonvested shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable rights to cash dividends.

Diluted earnings (loss) per share is calculated by dividing net earnings (loss) adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon the exercise of outstanding share options and warrants (using the treasury stock method). Common equivalent shares in the diluted earnings (loss) per share computation are excluded to the effect that they would be anti-dilutive. In calculating the diluted earnings (loss) per share, the undistributed earnings are not reallocated to the participating securities and the common and dilutive common equivalent shares.

(u)         Segment reporting

The Group has one operating segment, testing and training services. Substantially all of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(v)          Variable Interest Entity (“VIE”)

PRC regulations prohibit direct foreign ownership of business entities that engage in internet content provision (“ICP’’) services in the PRC. The Company and its subsidiaries are foreign owned business entities under the PRC law and accordingly are prohibited from providing ICP services in the PRC, including having ownership of entities engaged in providing such services. ATA Online provides ICP online test preparation services in the PRC.

The Group has no legal ownership interest in ATA Online. The legal ownership interests of ATA Online are held by Mr. Kevin Xiaofeng Ma, the Company’s co-founder, chairman and chief executive officer and Mr. Walter Lin Wang, the Company’s co-founder, director and president, both of whom are also the beneficial owners of the Company. Therefore, the legal owners of ATA Online are also ultimate beneficial owners of the Company’s wholly owned PRC subsidiaries.

A series of contractual agreements, including loan agreements, a call option and cooperation agreement, an equity pledge agreement, a technical support agreement, and a strategic consulting service agreement (collectively, the “VIE Agreements”) were entered among ATA BVI, ATA Learning, ATA Online, Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang. As a result of the VIE Agreements and as described below, the financial statements of ATA Online are consolidated in the Company’s consolidated financial statements.

ATA Online is determined to be a VIE because although Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang are the equity holders of ATA Online, (i) their equity investment of RMB10 million in ATA Online was financed by the Group and (ii) they do not participate in any profit or loss of ATA Online.

In addition, Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang are considered de facto agents of the Group because: (i) Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang’s equity investment in ATA Online was financed by loans from the Group, (ii) Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang are the executive officers of the Group, and (iii) Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang cannot sell, transfer or encumber their interest in ATA Online without the prior written approval of the Group.

Further, although the Group does not have an equity investment in ATA Online, the Group has other variable interests in ATA Online through, among others, (i) the Group’s subordinated loans to Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang (used by them to finance their equity investment in ATA Online) and other subordindated loans to ATA Online, (ii) the Group’s right, under the loan agreement, to receive all the dividends declared by ATA Online through its equity holders and (iii) the Group’s exclusive purchase option to acquire (or to have the Group’s designee acquire) 100% of the equity interest or assets in ATA Online for a consideration equal to the loans provided by the Group to Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang, to the extent permitted under PRC law. As a result of these variable interests, the Group has the obligation to absorb the expected losses and the right to receive expected residual returns of ATA Online.

Neither Mr. Kevin Xiaofeng Ma, Mr. Walter Lin Wang or the Group individually had both (i) the power to direct activities of ATA Online that most significantly impact ATA Online’s economic performance and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of ATA Online (collectively referred to as a “Controlling Financial Interest”). However, because the Group collectively with Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang had a Controlling Financial Interest, management performed an evaluation to determine the party that is most closely associated with ATA Online. Management has concluded that the Group is most closely associated with ATA Online and therefore is the primary beneficiary of ATA Online because:

(i) The legal equity holders of ATA Online, Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang are the de facto agents of the Group;

(ii) The Group is exposed to the variability associated with the anticipated economic performance of ATA Online because of (a) the Group’s obligation to absorb the expected losses (through the loans described above) and the right to receive expected residual return of ATA Online (through the call option agreement), (b) the Group’s right to receive all the dividends declared by ATA Online through its equity holders, and (c) the Group’s right to receive a service fee under the technical support agreement and strategic consulting service agreement;

(iii) Under the call option and cooperation agreement, ATA Online and its equity holders cannot sell, assign, mortgage or dispose any of ATA Online’s assets or operations and cannot enter into any transaction which may materially affect ATA Online’s assets, liability, operations, equity or other legal rights without the Group’s prior written consent; and

(iv) The design of ATA Online is to allow the Group to provide ICP online test preparation services in the PRC.

Accordingly, the financial statements of ATA Online are consolidated in the Company’s consolidated financial statements. All of the equity (net assets) and net incomes or losses of ATA Online are attributed to the Company; therefore, non-controlling interest in ATA Online is not presented in the Company’s consolidated financial statements.

The key terms of these VIE Agreements are as follows:

Loan agreements: ATA BVI lent to ATA Online’s equity holders, Mr. Kevin Xiaofeng Ma, and Mr. Walter Lin Wang, interest free loans in the amount of RMB10 million for the sole purpose of investing in ATA Online as ATA Online’s registered capital. The equity holders of ATA Online can only repay the loans by transferring all of their legal ownership interest in ATA Online to ATA BVI or to a third party designated by ATA BVI. The equity holders of ATA Online are required to pay to ATA BVI all dividend received from ATA Online. The initial terms of the loans are ten years, which may be extended upon the agreement of ATA BVI and ATA Online’s equity holders. The approval of ATA Online is not required for the renewal of the loan agreements nor can ATA Online terminate the loan agreement during the contract term. ATA BVI lent RMB 1 million on October 27, 2006 and RMB 9 million on July 7, 2009. As of March 31, 2012, the remaining terms of the loan agreements are 4.6 years and 7.3 years for the loans of RMB 1 million and RMB 9 million, respectively, assuming no renewal of the agreement.

Technical support agreement: ATA Learning has the exclusive right to provide technical support services to ATA Online. ATA Online pays a quarterly service fee to ATA Learning. The service fees are mutually agreed by both parties, and are determined based on certain objective criteria such as the actual services required by ATA Online and the actual labor costs, as determined by the number of days and personnel involved, incurred by ATA Learning for providing the services during the relevant period. During the periods presented, no technical support service was requested by ATA Online and therefore, ATA Learning did not charge ATA Online any service fees under the agreement. The term of this agreement is ten years, automatically renewable for successive one year terms unless ATA Learning notifies ATA Online of its intention not to renew 30 days before the relevant term expires. ATA Online may not terminate this agreement during its term or upon its expiration. The agreement was entered into on October 27, 2006 with a remaining term of 4.6 years as of March 31, 2012, assuming no renewal of the agreement.

Strategic consulting service agreement: ATA Learning provides ATA Online with strategic consulting and related services to ATA Online. The fees for these services are determined by ATA Learning and calculated monthly but paid quarterly based on actual time spent providing the services. ATA Learning has the right to adjust the fees payable by ATA Online in accordance with its performance. During the periods presented, no strategic consulting service was requested by ATA Online and therefore, ATA Learning did not charge ATA Online any service fees under the agreement. The term of this agreement is twenty years, automatically renewable for successive one year terms unless ATA Learning notifies ATA Online of its intention not to renew 30 days before the relevant term expires. ATA Online can only terminate this agreement if ATA Learning fails to perform its obligation under this agreement. The agreement was entered into on October 27, 2006 with a remaining term of 14.6 years as of March 31, 2012, assuming no renewal of the agreement.

Call option and cooperation agreement: Through the call option and cooperation agreement entered into among ATA BVI, ATA Online and its equity holders, ATA BVI or any party designated by ATA BVI, has an exclusive purchase option to acquire the equity interest in ATA Online from its equity holders or acquire ATA Online’s assets at any time when permitted by applicable Chinese laws and regulations. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements described above. Further, without ATA BVI’s prior written consent, ATA Online or its equity holders cannot sell, assign, mortgage or dispose any of ATA Online’s assets or operation, cannot enter into any transaction which may materially affect ATA Online’s assets, liability, operation, equity or other legal rights, and cannot distribute any dividend to its equity holders. ATA BVI is also obligated to provide financial support to ATA Online’s operation to which ATA BVI has no recourse right if ATA Online cannot repay such financing due to its losses. This agreement has an indefinite term and can only be terminated with the unanimous consent of all parties, except that ATA BVI may terminate this agreement with 30 days prior notice to the other parties.

Equity pledge agreement: To secure the payment obligations of ATA Online under the technical support agreement and the strategic consulting service agreement described above, ATA Online’s equity holders have pledged to ATA Learning their entire equity ownership interests in ATA Online. Under this agreement, equity holders of ATA Online may not transfer the pledged equity interest without ATA Learning’s prior written consent. This agreement will also be binding upon successors of the pledgor and transferees of the pledged equity interest. The term of the pledge is the same as the term of the strategic consulting service agreement. ATA Online may terminate this agreement upon the completion of its contractual obligations under the technical support agreement and the strategic consulting service agreement as described above. As of March 31, 2012, the remaining term of this agreement is 14.6 years, assuming no renewal of the strategic consulting service agreement.

Risks and uncertainties of the VIE Agreements: The Company relies on the VIE Agreements to operate and control ATA Online. However, these contractual arrangements may not be as effective as direct equity ownership in providing the Company with control over ATA Online. Any failure by ATA Online or its equity holders to perform their obligations under the VIE Agreements would have a material adverse effect on the financial position and financial performance of the Company. All the VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In addition, if the legal structure and the VIE Agreements were found to be in violation of any existing or future PRC laws and regulations, the Company may be subject to fines or other legal or administrative sanctions.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations.

Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the VIE Agreements are found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

·                  revoke the Company’s business and operating licenses;

·                  levy fines on the Company;

·                  confiscate any of the Company’s income that they deem to be obtained through illegal operations;

·                  shut down a portion or all of the Company’s servers or block a portion or all of the Company’s web site;

·                  discontinue or restrict the Company’s operations in the PRC;

·                  impose conditions or requirements with which the Company may not be able to comply;

·                  require the Company to restructure the Company’s corporate and contractual structure;

·                  take other regulatory or enforcement actions that could be harmful to the Company’s business.

If the imposition of any of these government actions, or any inability to enforce the contractual arrangements upon a breach, causes the Company to lose its ability to direct the activities of ATA Online or receive substantially all the economic benefits and residual returns from ATA Online and the Company is not able to restructure its ownership structure and operations in a satisfactory manner, the Company would no longer be able to consolidate the financial results of ATA Online in the Company’s consolidated financial statements. Total assets, total liability, equity, net sales, net income and cash flows of the Company would be significantly less than the reported amount in the consolidated financial statements of the Company. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or VIE Agreements is remote based on current facts and circumstances.

The assets and liabilities of ATA Online as of March 31, 2011 and 2012 and the net revenue and net income (loss) for the years ended March 31, 2010, 2011 and 2012 are as follows:

	March 31,
	2011	2012
	RMB	RMB

Cash	16,336,725	26,474,179
Accounts receivable, net	1,319,497	12,839,077
Prepayment and other current assets	637,939	1,260,738
Total current assets	18,294,161	40,573,994
Property and equipment, net	1,009,373	680,857
Total assets	19,303,534	41,254,851

Accrued expenses and other payables	1,107,108	4,785,359
Amounts due to related parties	10,468,931	4,213,631
Deferred revenue	2,108,560	854,095
Total liabilities	13,684,599	9,853,085

	Year ended March 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	11,072,200	21,022,662	49,782,361
Net income (loss)	(8,537,032)	3,590,196	25,782,832

Amounts due to related parties represent the amount due to ATA BVI and ATA Inc.’s other subsidiaries, which are eliminated on consolidation.

All of the assets of ATA Online can be used only to settle obligations of ATA Online. None of the assets of ATA Online has been pledged or collateralized. The creditors of ATA Online do not have recourse to the general credit of ATA BVI or the Company.

(w)       Recently issued accounting standards

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a public entity, the ASU is effective for fiscal years beginning after December 15, 2011, and interim and annual periods thereafter. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a single continuous statement of comprehensive income in fiscal year 2012.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)         ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2011	2012
	RMB	RMB
Accounts receivable	74,989,794	111,944,576
Less: Allowance for doubtful accounts	(27,938,198)	(30,100,005)
Accounts receivable, net	47,051,596	81,844,571

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.

The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	3,198,960	29,934,512	27,938,198
Additions charged to bad debt expense	27,052,862	2,235,627	2,350,990
Write-off of accounts receivable	(317,310)	(4,231,941)	(189,183)
Ending allowance for doubtful accounts	29,934,512	27,938,198	30,100,005

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(4)         PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	March 31,
	2011	2012
	RMB	RMB
Prepaid business tax	481,688	287,925
Income tax receivable	—	4,934,777
Deferred income tax assets (note 10)	5,494,322	4,233,996
Advances to employees	1,417,299	1,090,425
Other current assets	2,643,036	5,135,612
Total prepaid expenses and other current assets	10,036,345	15,682,735

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

(5)         PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31,
	2011	2012
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	20,252,736	21,672,897
Furniture, fixtures and office equipment	532,624	516,794
Software	11,976,549	12,261,549
Motor vehicles	1,935,402	1,885,402
Leasehold improvements	8,062,114	9,018,139
	95,808,638	98,403,994
Less: accumulated depreciation and amortization	(32,768,460)	(38,513,688)
Property and equipment, net	63,040,178	59,890,306

Total depreciation expenses for the year ended March 31, 2010, 2011 and 2012 were, RMB 9,962,811, RMB 10,785,073, and RMB 8,519,426, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

(6)         INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, all of which were acquired during the year ended March 31, 2009, as of March 31, 2011 and 2012.

	March 31, 2012
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(7,495,275)	16,631,431	10
Testing service technology	800,000	(800,000)	—	3
Customer relationships	1,300,000	(334,165)	965,835	12

Total intangible assets	26,226,706	(8,629,440)	17,597,266

	March 31, 2011
				Weighted
	Gross		Net	Average
	carrying	Accumulated	carrying	Amortization
	amount	amortization	amount	Period
	RMB	RMB	RMB	Years
ETS TOEIC license	24,126,706	(5,089,214)	19,037,492	10
Testing service technology	800,000	(555,556)	244,444	3
Customer relationships	1,300,000	(225,832)	1,074,168	12

Total intangible assets	26,226,706	(5,870,602)	20,356,104

ETS TOEIC license represents the amounts paid to Educational Testing Service (“ETS”) under a master distributor agreement for the exclusive right to market, distribute, administer and sell the Test of English for International Communication (“TOEIC”) in mainland PRC for ten years commencing from March 2009.

Amortization expenses for intangible assets were RMB 2,787,670, RMB 2,850,487 and RMB 2,758,838 for the year ended March 31, 2010, 2011 and 2012, respectively. Estimated amortization expense is RMB 2,514,394 for each of the next five years.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(7)         ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31,
	2011	2012
	RMB	RMB
Business and other taxes payable	5,294,775	4,701,736
Accrued payroll and welfare	8,518,040	17,688,960
Accrued test monitoring fees	7,420,546	12,379,899
Accrued discounts to customers	2,077,500	2,077,500
Accrued certificates costs	3,992,682	8,126,036
Royalty fees payable	5,998,771	8,651,161
Income taxes payable	70,190	1,173,344
Accrued professional service expenses	3,904,802	669,155
Accrued marketing fees	776,859	416,766
Payable for purchase of property and equipment	322,477	349,090
Other current liabilities	9,970,327	7,498,774
Total accrued expenses and other payables	48,346,969	63,732,421

Other current liabilities as of March 31, 2011 and 2012 mainly include accrued traveling expenses, rental expenses, meeting expense and other operating expenses.

DEFERRED REVENUES	12 Months Ended
Mar. 31, 2012
DEFERRED REVENUES
DEFERRED REVENUES

(8)         DEFERRED REVENUES

Deferred revenues consist of the following:

	March 31,
	2011	2012
	RMB	RMB
Testing services	4,743,451	19,316,486
Test-based education services	10,289,540	5,178,840
Test preparation and training solutions	2,108,561	854,095
Other revenue — licensing fees from authorized test centers centers	5,255,089	4,362,115
Other revenue — others	527,579	721,668
Total deferred revenues	22,924,220	30,433,204

Representing:
Current deferred revenues	19,100,619	27,333,088
Non-current deferred revenues	3,823,601	3,100,116

NET REVENUES	12 Months Ended
Mar. 31, 2012
NET REVENUES
NET REVENUES

(9)                 NET REVENUES

The components of net revenues for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Testing services	187,158,128	243,103,305	290,881,289
Test preparation and training solutions	11,149,124	15,426,587	26,996,054
Other revenue *	46,724,291	45,373,919	34,208,217
Total revenues, net	245,031,543	303,903,811	352,085,560

*   Includes net revenues from test-based educational services of RMB31,786,398, RMB25,727,038 and RMB12,614,294 for the year ended March 31, 2010, 2011 and 2012, respectively.

Product sales are included in test preparation and training solutions revenue and other revenue. Other revenue primarily includes test-based educational services, licensing fees from authorized test centers, test development services, test certificate services, and test administration software product sales.

INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES
INCOME TAXES

(10)          INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

On March 16, 2007, the National People’s Congress passed the new Enterprise Income Tax Law (“new EIT Law”) which statutory income tax rate is 25% effective from January 1, 2008. According to the new EIT Law, entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. As of March 31, 2011, ATA Testing’s applicable income tax rate from January 1, 2011 onwards was 25%. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. ATA Testing’s applicable income tax rate from January 1, 2014 onwards is 25%.

In December 2009, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities that they qualified as HNTEs. The certificates entitled them to the preferential income tax rate of 15% effectively retroactively from January 1, 2009 to December 31, 2011. ATA Learning, ATA Online and Beijing JDX are subject to income tax at 25% from calendar year 2012 onwards unless they can requalify as HNTEs.

The new EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of March 31, 2012, the Company has not provided for income taxes on earnings of RMB 106,942,884 generated by its PRC consolidated entities since January 1, 2008 as the Company plans to reinvest these earnings indefinitely in the PRC. As of March 31, 2012, the unrecognized deferred income tax liability related to these earnings was RMB 10,694,288.

The earnings (loss) before income taxes were generated in the following jurisdictions:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(20,124,920)	(11,433,911)	(15,598,329)
PRC	(9,482,925)	34,500,214	85,778,881
Earnings (loss) before income taxes	(29,607,845)	23,066,303	70,180,552

Income tax expense (benefit) recognized in the consolidated statements of operations consists of the following:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
PRC
Current	6,030,052	7,203,811	13,189,414
Deferred	(287,906)	(3,891,524)	1,149,668
Total income tax expense	5,742,146	3,312,287	14,339,082

The actual income tax expense reported in the consolidated statements of operations differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended March 31, 2010, 2011 and 2012 to earnings (loss) before income taxes due to the following:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Computed “expected” income tax expense (benefit)	(7,401,961)	5,766,576	17,545,138
Increase (decrease) in valuation allowance	3,717,333	(1,379,408)	(2,035,788)
Preferential income tax rate	(4,171,783)	(4,486,178)	(8,301,350)
Entities not subject to income tax	2,907,301	1,695,485	833,483
Non-deductible expenses
Entertainment	675,360	1,308,601	1,344,639
Share-based compensation	1,873,929	1,162,993	3,066,099
Advertising	397,341	—	—
Bad debt loss	6,478,275	—	47,296
Tax exempt income	(1,790)	—	—
Changes in tax rates	1,227,604	—	2,032,901
Tax rate differential	—	(1,503,124)	(53,254)
Prior year tax return true up	—	450,139	—
Other	40,537	297,203	(140,082)
Actual income tax expense	5,742,146	3,312,287	14,339,082

The applicable PRC statutory tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows.

	March 31,
	2011	2012
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	3,753,133	479,411
Property and equipment, net	1,745,019	1,859,136
Allowance for doubtful accounts	802,700	912,399
Write-down of inventories	599,145	579,644
Accrued expenses and other payables	4,197,747	4,021,629
Total gross deferred income tax assets	11,097,744	7,852,219
Less: valuation allowance	(3,693,312)	(1,657,524)
Net deferred income tax assets	7,404,432	6,194,695
Deferred income tax liabilities:
Intangible assets acquired in JDX acquisition:
Testing service technology	41,111	—
Customer relationships	260,452	241,494
Total gross deferred income tax liabilities	301,563	241,494
Net deferred income tax assets	7,102,869	5,953,201

	March 31,
	2011	2012
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	5,494,322	4,233,996
Non-current deferred income tax assets, included in other assets	1,721,394	1,859,136
Non-current deferred income tax liabilities	(112,847)	(139,931)
Net deferred income tax assets	7,102,869	5,953,201

The increase (decrease) in the valuation allowance for the years ended March 31, 2010, 2011 and 2012 were RMB3,717,333, RMB(1,379,408) and RMB(2,035,788), respectively. As of March 31, 2012, the valuation allowance of RMB1,657,524 was mainly related to the deferred income tax assets of entities at cumulative losses. As of March 31, 2012, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance. The amount of the deferred income tax assets, however, considered realizable as of March 31, 2012 could be reduced in the near term if estimates of future taxable income are reduced.

As of March 31, 2012, the Group has net tax loss carry forwards for PRC income tax purpose of RMB 1,917,644, if unused, will be expired by December 31, 2015.

For the years ended March 31, 2010, 2011 and 2012, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning in 2007.

SHARE BASED COMPENSATION	12 Months Ended
Mar. 31, 2012
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

(11)          SHARE BASED COMPENSATION

Shares transferred from a principal shareholder to an officer

In March 2010, the Company’s CEO, who is also a principal shareholder, agreed to transfer 150,000 common shares of the Company to the newly appointed CFO. The shares were fully vested on the CFO’s employment date. Compensation expense of RMB 2,201,321, which was measured based on the fair value of the shares at the CFO’s employment date, was recognized in the consolidated statement of operations for the year ended March 31, 2010.

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares. The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). As of March 31, 2012, 1,681,535 shares were reserved for issuance under the 2008 Plan.

Under both the 2005 Plan and 2008 Plan, share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date.

Under the 2008 Plan, nonvested shares are granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years.

For the graded vesting share options and nonvested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

In February 2010, the Company extended the exercise period of one employee’s vested share options. The modification resulted in additional compensation expense of RMB 869,859 being recognized in the consolidated statement of operations for the year ended March 31, 2010.

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding at March 31, 2009	3,235,468	3.13
Granted	300,000	2.12
Exercised	—	—
Forfeited	(90,742)	3.52
Expired	(31,475)	3.60
Outstanding at March 31, 2010	3,413,251	2.98
Granted	—	—
Exercised	(43,884)	3.60
Forfeited	(225)	3.60
Expired	(106,492)	3.32
Outstanding at March 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding at March 31, 2012	2,788,342	2.85
Vested and expected to vest at March 31, 2012	2,788,342	2.85	4.1	2,006,567
Exercisable as of March 31, 2012	2,638,342	2.89	3.9	1,802,507

The aggregate intrinsic value of options outstanding and exercisable at March 31, 2012, was calculated based on the closing price of the Company’s common shares on March 31, 2012.

The total intrinsic value of options exercised in the years ended March 31, 2010, 2011 and 2012 are USD nil, USD 10,175 and USD 28,775 respectively.

In March 2011, certain individuals exercised 43,884 share options with an exercise price of USD3.6 per share. The proceeds of USD157,982 (RMB1,035,796) were not received by the Company as of March 31, 2011 and a receivable from shareholders of RMB 1,035,796 was recorded in the shareholders’ equity. The Company received the proceeds in May 2011.

Information relating to options outstanding and exercisable as of March 31,2012 is as follows:

Options outstanding as of March 31, 2012			Options exercisable as of March 31, 2012
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	3.1	1,312,600	2.26	3.1
707,000	3.60	3.7	707,000	3.60	3.7
250,000	3.60	4.6	250,000	3.60	4.6
109,000	3.60	5.7	109,000	3.60	5.7
100,000	4.75	5.5	100,000	4.75	5.5
9,742	2.69	6.9	9,742	2.69	6.9
300,000	2.12	8.0	150,000	2.12	8.0
2,788,342	2.85	4.1	2,638,342	2.89	3.9

The weighted-average grant-date fair value of options granted during the years ended March 31, 2010, 2011 and 2012 was USD 1.240, USD nil and USD nil per share, respectively. The Company calculated the fair value of the share options on the date of grant using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended March 31,
	2010	2011	2012
Expected weighted average volatility	67%	—	—
Expected dividends	—	—	—
Suboptimal exercise factor	2.0x	—	—
Risk-free interest rate (per annum)	3.89%	—	—
Estimated weighted average fair value at grant date of underlying common shares (per share)	USD2.15	—	—

The expected volatility was based on implied volatilities from traded options of comparable publicly traded training and testing services companies operating in the United States and historical volatility of the Company’s stock. The suboptimal exercise factor is related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

Compensation expense for share options is allocated to the following expense items:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	85,478	568	—
Research and development	125,032	1,450	—
Sales and marketing	100,714	6,897	42,914
General and administrative	1,547,184	1,636,369	547,231

Total share based compensation expenses	1,858,408	1,645,284	590,145

As of March 31, 2012, RMB 403,261 of total unrecognized compensation expense related to nonvested share options is expected to be recognized over a weighted average period of approximately 2 years.

Nonvested shares

A summary of the nonvested shares activities for the year ended March 31, 2010, 2011 and 2012 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2009	269,000	1.995
Granted	237,549	3.714
Vested	(65,750)	1.995
Forfeited	(9,750)	1.995
Outstanding at March 31, 2010	431,049	2.943
Granted	20,000	1.655
Vested	(120,121)	2.865
Forfeited	(24,928)	2.209
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788

The total fair value of shares vested during the years ended March 31, 2010, 2011 and 2012, was USD 114,076, USD 219,615 and USD 527,371 respectively.

Compensation expense recognized for nonvested shares for the years ended March 31, 2010, 2011 and 2012 is allocated to the following expense items:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	226,767	140,900	71,691
Research and development	390,608	194,527	189,462
Sales and marketing	561,363	595,713	344,226
General and administrative	2,257,251	2,075,547	11,068,873
Total share based compensation expenses	3,435,989	3,006,687	11,674,252

As of March 31, 2012, RMB 21,592,099 of total unrecognized compensation expense related to nonvested shares is expected to be recognized over a weighted average period of approximately 3.31 years.

COMMON SHARES	12 Months Ended
Mar. 31, 2012
COMMON SHARES
COMMON SHARES

(12)  COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 13, 2008 to repurchase up to USD5 million worth of its outstanding ADSs from time to time in open-market transactions. On February 12, 2010, the Company’s board of director reviewed and approved the continuation of the share repurchase program through March 31, 2011. For the year ended March 31, 2010, 2011 and 2012, the Company repurchased 681,538, nil and nil common shares at a repurchase price of RMB 11,896,328, RMB nil and RMB nil, respectively. In March 2010, the Company retired 1,233,752 treasury shares that was repurchased during the year ended March 31, 2009 and 2010 for RMB 22,023,189. The excess of the repurchase price over the par value of the retired common shares (RMB 84,910) of RMB 21,938,279, was charged to additional paid-in capital.

SPECIAL CASH DIVIDEND	12 Months Ended
Mar. 31, 2012
SPECIAL CASH DIVIDEND
SPECIAL CASH DIVIDEND

(13)  SPECIAL CASH DIVIDEND

On June 1, 2011, the Company’s board of directors declared a special cash dividend of USD0.215 per common share, or USD0.43 per ADS. The total amount of cash distributed in the dividend was USD9.8 million (RMB 63,634,726) was paid from the cash held by ATA Inc. in August 2011.

STATUTORY RESERVES	12 Months Ended
Mar. 31, 2012
STATUTORY RESERVES
STATUTORY RESERVES

(14)  STATUTORY RESERVES

In accordance with the relevant laws and regulations of the PRC, the Company’s PRC consolidated entities are required to transfer 10% of their respective after tax profit, as determined in accordance with PRC accounting standards and regulations to a general reserve fund until the balance of the fund reaches 50% of the registered capital of the respective entity. The transfer to this general reserve fund must be made before distribution of dividends can be made. As of March 31, 2011 and 2012, the PRC consolidated entities had appropriated RMB 7,160,263 and RMB 10,598,807, respectively, to the general reserve fund, which is restricted for distribution to the Company.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(15)  COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of three to five years.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2012 are:

Minimum
Lease Amount
RMB
Year ended:
March 31, 2013	6,081,036
March 31, 2014	3,935,597
March 31, 2015	226,511
March 31, 2016	—
March 31, 2017	—
10,243,144

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2010, 2011 and 2012 were RMB 5,485,788, RMB 5,446,033 and RMB 5,159,138 respectively.

EARNINGS (LOSS) PER COMMON SHARE	12 Months Ended
Mar. 31, 2012
EARNINGS (LOSS) PER COMMON SHARE
EARNINGS (LOSS) PER COMMON SHARE

(16)  EARNINGS (LOSS) PER COMMON SHARE

Basic and diluted earnings (loss) per common share are calculated as follows:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Net earnings (loss)	(35,349,991)	19,754,016	55,841,470
Less: Dividends paid to participating securities	—	—	(1,476,269)
Net earnings attributable to participating securities	—	(162,360)	—
Net earnings (loss) available to common shareholders	(35,349,991)	19,591,656	54,365,201
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding	44,789,512	44,469,182	44,713,418
Plus: Incremental shares issuable upon exercise of share options	—	—	951,469
Denominator for diluted earnings (loss) per share	44,789,512	44,469,182	45,664,887
Basic earnings (loss) per common share	(0.79)	0.44	1.22
Diluted earnings (loss) per common share	(0.79)	0.44	1.19

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the years ended March 31, 2010, 2011 and 2012, because their effect is anti-dilutive:

	Year ended March 31,
	2010	2011	2012
Shares issuable under share options	3,413,251	3,262,650	100,000

ATA INC. ("Parent Company")	12 Months Ended
Mar. 31, 2012
ATA INC. ("Parent Company")
ATA INC. ("Parent Company")

(17)     ATA INC. (“ Parent Company”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	March 31,
	2011	2012	2012
	RMB	RMB	USD
Cash	116,818,694	48,532,826	7,706,681
Prepaid expenses and other current assets	1,308,978	840,201	133,418
Investments in subsidiaries	247,228,859	317,670,591	50,443,921
Total assets	365,356,531	367,043,618	58,284,020

Accrued expenses and other current liabilities	1,293,531	629,047	99,888
Total liabilities	1,293,531	629,047	99,888

Common shares	3,428,840	3,442,803	546,694
Receivable from shareholders	(1,035,796)	—	—
Additional paid in capital	491,585,143	440,832,695	70,001,222
Accumulated other comprehensive loss	(22,217,189)	(26,004,399)	(4,129,321)
Accumulated deficit	(107,697,998)	(51,856,528)	(8,234,463)
Total shareholders’ equity	364,063,000	366,414,571	58,184,132
Total liabilities and shareholders’ equity	365,356,531	367,043,618	58,284,020

Condensed Statements of Operations

	Year Ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	USD

Operating expenses	(11,663,959)	(8,754,744)	(7,487,523)	(1,188,968)
Investment income (loss)	(23,643,581)	27,535,955	60,175,402	9,555,443
Interest income	12,696	97,045	377,333	59,918
Foreign currency exchange gains (losses), net	(55,147)	875,760	2,776,258	440,851
Earnings(loss) before income taxes	(35,349,991)	19,754,016	55,841,470	8,867,244
Income tax expense	—	—	—	—
Net income (loss)	(35,349,991)	19,754,016	55,841,470	8,867,244

Condensed Statements of Cash Flows

	Year Ended March 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
Net cash used in operating activities	(12,425,281)	(8,122,776)	(4,529,639)	(719,276)
Cash flows from investing activities :
Payments of investment in subsidiaries	(94,398,750)	—	—	—
Advances to (collection from) subsidiaries	(68,744)	(5,139)	1,140,127	181,044
Payment for JDX acquisition	(2,305,553)	—	—	—
Net cash provided by (used in) investing activities	(96,773,047)	(5,139)	1,140,127	181,044

Cash flows from financing activities :
Proceeds from exercise of share options	—	—	631,844	100,333
Cash paid for repurchase of common shares	(11,896,328)	—	—	—
Collection of receivable from shareholders	5,226,173	—	1,035,796	164,477
Special cash dividend	—	—	(63,634,726)	(10,104,760)
Net cash used in financing activities	(6,670,155)	—	(61,967,086)	(9,839,950)

Effect of foreign exchange rate changes on cash	(330,780)	(4,039,042)	(2,929,270)	(465,148)
Net decrease in cash	(116,199,263)	(12,166,957)	(68,285,868)	(10,843,330)
Cash at beginning of year	245,184,914	128,985,651	116,818,694	18,550,011
Cash at end of year	128,985,651	116,818,694	48,532,826	7,706,681

Supplemental disclosures of cash flow information :
Non-cash investing and financing activities:
Receivable from shareholders for exercise of common share options	—	1,035,796	—	—